Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following:

	As of December 31,
	2018	2019
Cost:
Office equipment	4,327	4,541
Leasehold improvements	1,487	1,645
Furniture and fixtures	693	757
Total cost	6,507	6,943
Less: Accumulated depreciation	(6,046)	(6,266)
Exchange differences	(132)	(141)
Property and equipment, net	329	536

Summary of Depreciation Expense Recognized

Depreciation expense recognized for the years ended December 31, 2017, 2018 and 2019 are summarized as follows:

	For the years ended December 31,

	2017	2018	2019
Cost of revenues	6	6	2
Research and development	108	124	49
Sales and marketing expenses	582	504	21
General and administrative expenses	667	425	262
Total	1,363	1,059	334